Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net - MXN ($) $ in Thousands	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Schedule of property, plant and equipment, net [Abstract]
Acquisition cost	$ 905,840	$ 305,874	$ 123,249
Accumulated depreciation	(114,713)	(98,524)
Total property, plant and equipment, net	$ 791,127	$ 207,350